Statement of Cash Flows: (Tables)	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Schedule of supplemental disclosures of cash flows information

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Cash paid during the period for:
Interest on junior subordinated debentures	$12,329	$11,211	$12,230
Interest	$81,024	$94,461	$56,879
Income taxes, net of refunds	$(301)	$(489)	$1,027